Subsequent Events - Additional Information (Detail) - CAD ($) $ in Millions					12 Months Ended
	Feb. 11, 2020	Jan. 31, 2020	Jan. 16, 2020	Sep. 18, 2019	Dec. 31, 2019
Subsequent Event [Line Items]
Shares exercised (in shares)					302,520.00000
Subsequent Event [Member]
Subsequent Event [Line Items]
Return of stated capital, total amount approved	$ 146
Shares exercised (in shares)			117,980
Proceeds from stock options exercised			$ 2
Niagara Reinforcement Limited Partnership [Member]
Subsequent Event [Line Items]
Consideration transferred				$ 119
Niagara Reinforcement Limited Partnership [Member] | Mississaugas of the Credit First Nation [Member]
Subsequent Event [Line Items]
Percentage of common shares acquired				0.10%
Niagara Reinforcement Limited Partnership [Member] | Mississaugas of the Credit First Nation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of common shares acquired		19.90%
Consideration transferred		$ 9
Niagara Reinforcement Limited Partnership [Member] | Six Nations of the Grand River Development Corporation [Member]
Subsequent Event [Line Items]
Percentage of common shares acquired				25.00%
Niagara Reinforcement Limited Partnership [Member] | Mississaugas of the Credit First Nation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non-controlling ownership percentage		20.00%
Niagara Reinforcement Limited Partnership [Member] | Hydro One Inc. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non-controlling ownership percentage		55.00%
Niagara Reinforcement Limited Partnership [Member] | Six Nations of the Grand River Development Corporation [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Non-controlling ownership percentage		25.00%